OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

				Group
	Interest rate	Next call date	2025	2024
	%		£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	—	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	8.75	Sept 2029	400	400
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	7.63	Sept 2030	500	—
			2,100	2,100